Business Segment Information (Components of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ 9,637	¥ (2,999)	¥ 8,569
Depreciation and amortization	416,642	374,026	361,444
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	27,617	31,049	40,375
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	389,025	342,977	321,069
Operating Segments | Game & Network Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	0
Depreciation and amortization	29,135	29,023	29,091
Operating Segments | Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	4,239	(6,915)	4,483
Depreciation and amortization	29,137	21,259	18,230
Operating Segments | Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(629)	106	(129)
Depreciation and amortization	21,665	24,081	24,458
Operating Segments | Electronics Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	136	(38)	(102)
Depreciation and amortization	63,291	61,749	64,279
Operating Segments | Imaging & Sensing Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	0
Depreciation and amortization	134,035	110,746	99,258
Operating Segments | Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(104)	(682)	(61)
Depreciation and amortization	106,667	91,179	79,843
Operating Segments | All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	5,995	4,530	4,378
Depreciation and amortization	¥ 5,095	¥ 4,940	¥ 5,910